ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Jun. 26, 2013
ACCRUED AND OTHER LIABILITIES [Abstract]
Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	2013	2012
Payroll	$77,238	$87,414
Gift cards	91,893	86,332
Sales tax	18,613	18,785
Insurance	17,743	17,130
Property tax	14,119	14,257
Dividends	13,511	11,948
Other	35,327	38,018
	$268,444	$273,884

Other Liabilities
Other liabilities consist of the following (in thousands):

	2013	2012
Straight-line rent	$58,150	$57,418
Insurance	38,602	44,668
Landlord contributions	24,029	26,260
Unrecognized tax benefits	5,055	4,722
Other	7,078	6,828
	$132,914	$139,896